NON-CONTROLLING INTEREST (Tables)	12 Months Ended
Dec. 31, 2020
NON-CONTROLLING INTEREST
Disclosure of detailed information about financial information of non-controlling interest [Text Block]

The following table includes information regarding the non-controlling interest of  each direct subsidiary of Grupo Aval at December 31, 2020 and 2019:

December 31, 2020
			Non-controlling		Non-controlling		Dividends paid to non-
		Non-controlling	Interest share of		interest share of		controlling interest in
Entity	Country	Interest	equity		net income		the year
Corporación Financiera Colombiana S.A.	Colombia	60.42%	Ps.	6,833,480	Ps.	1,445,835	Ps.	(419,026)
Banco Bogotá S.A.	Colombia	31.26%		6,194,859		692,575		(422,818)
Banco de Occidente S.A.	Colombia	27.73%		1,134,808		94,374		(76,376)
Banco Comercial AV Villas S.A.	Colombia	20.13%		365,631		33,112		(17,703)
Banco Popular S.A.	Colombia	6.26%		253,481		16,199		(10,111)
		Total	Ps.	14,782,259	Ps.	2,282,095	Ps.	(946,034)

December 31, 2019
			Non-controlling		Non-controlling		Dividends paid to non-
		Non-controlling	Interest share of		interest share of		controlling interest in
Entity	Country	Interest	equity		net income		the year
Corporación Financiera Colombiana S.A.	Colombia	61.37%	Ps.	6,045,690	Ps.	1,231,081	Ps.	(319,429)
Banco Bogotá S.A.	Colombia	31.26%		5,813,830		876,732		(381,111)
Banco de Occidente S.A.	Colombia	27.73%		1,068,830		156,587		(78,235)
Banco Comercial AV Villas S.A.	Colombia	20.13%		348,711		46,705		(16,508)
Banco Popular S.A.	Colombia	6.26%		220,641		19,940		(9,019)
		Total	Ps.	13,497,702	Ps.	2,331,045	Ps.	(804,302)

Disclosure of detailed information about subsidiary that has significant non controlling interests [Text Block]

The following table includes information regarding each direct subsidiary of Grupo Aval that has significant non-controlling interests to December 31, 2020 and 2019 (before eliminations):

December 31, 2020
												Cash Flow from
Entity		Assets		Liabilities		Total Income		Net Income		OCI - Controlling		operating activities
Corporación Financiera Colombiana S.A.	Ps.	38,146,485	Ps.	26,113,816	Ps.	10,318,526	Ps.	2,292,396	Ps.	1,016,955	Ps.	800,867
Banco Bogotá S.A.		208,268,384		185,769,784		21,906,817		2,504,605		971,373		8,534,336
Banco de Occidente S.A.		45,090,745		40,111,534		4,233,815		340,558		146,773		1,132,652
Banco Comercial AV Villas S.A.		16,589,069		14,712,590		1,704,123		163,914		71,426		835,271
Banco Popular S.A.	Ps.	27,394,731	Ps.	24,204,934	Ps.	2,673,349	Ps.	234,754	Ps.	35,841	Ps.	1,090,176

December 31, 2019
												Cash Flow from
Entity		Assets		Liabilities		Total Income		Net Income		OCI - Controlling		operating activities
Corporación Financiera Colombiana S.A.	Ps.	31,809,578	Ps.	21,841,524	Ps.	10,244,488	Ps.	2,004,164	Ps.	780,447	Ps.	2,006,112
Banco Bogotá S.A.		175,019,580		153,159,578		19,207,112		3,073,654		1,378,393		6,671,466
Banco de Occidente S.A.		42,577,698		37,708,620		4,296,870		568,059		102,338		(570,873)
Banco Comercial AV Villas S.A.		15,207,537		13,412,397		1,823,204		236,624		62,949		231,652
Banco Popular S.A.	Ps.	25,117,577	Ps.	22,047,597	Ps.	2,757,661	Ps.	302,120	Ps.	2,134	Ps.	(931,478)